Convertible Note Payable (Details Textual) - USD ($)						1 Months Ended				4 Months Ended	9 Months Ended		12 Months Ended
	Feb. 08, 2018	Jan. 12, 2018	Sep. 13, 2017	Aug. 31, 2017	Jun. 30, 2017	Dec. 27, 2017	Jul. 31, 2017	Dec. 27, 2016	Nov. 30, 2016	Nov. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2017
Convertible Note Payable (Textual)
Convertible notes payable outstanding balance											$ 289,552		$ 3,140,384	$ 500,000
Debt discount											46,367		452,022	184,398
Debt issuance costs											(241)
Proceeds from issuance of convertible notes											299,852	$ 555,000	655,000
Interest amount of convertible notes													$ 206,026
Consideration shares, number of shares repurchased													220,000
Consideration shares, repurchase amount													$ 19,007
Increase in derivative liability												64,347	64,346
Conversion feature of debt instrument													583,681
Placement agent fees											90,508		90,508
Convertible redeemable debentures, percentage			8.50%
Secured debt													645,000
Aggregate principal amount													$ 60,000
Three Investor [Member]
Convertible Note Payable (Textual)
Warrant term													5 years
Debt discount													$ 78,823
Warrants issued													778,750
Warrants, exercise price													$ 0.20
Principal amount of convertible notes			$ 606,812
Convertible Note to Third Party Lender [Member]
Convertible Note Payable (Textual)
Convertible note								$ 100,000	$ 400,000			$ 71,500		$ 400,000
Note accrues interest rate								10.00%	10.00%			12.00%		10.00%
Maturity date					Sep. 01, 2017			Dec. 27, 2017	Nov. 01, 2017			Sep. 01, 2017		Dec. 29, 2017
Conversion price per share								$ 0.30
Warrant term					5 years			5 years				5 years		5 years
Debt issuance costs										$ 101,561
Warrants issued					67,550			100,000	400,000	6,791,419		67,550	6,791,419	400,000
Warrants, exercise price								$ 0.40				$ 0.20	$ 0.20	$ 0.30
Principal amount of convertible notes				$ 100,000									$ 375,000	$ 375,000
Interest amount of convertible notes				$ 6,767						$ 40,146			$ 30,719	30,719
Conversion feature of debt instrument										583,681
Secured debt										$ 1,217,177
Convertible secured promissory note, description										The August 2017 Convertible Note Offering consisted of a maximum of $6,000,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "August 2017 Offering Note", and together the "August 2017 Offering Notes"), convertible into shares of the Company's common stock ("August 2017 Offering Conversion Shares") at a conversion price of $0.20 per share (the "August 2017 Note Conversion Price"), and (b) a five-year warrant (each a "August 2017 Offering Warrant and together the "August 2017 Offering Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the August 2017 Offering Notes can be converted into ("August 2017 Offering Warrant Shares") at an exercise price of $0.20 per share ("August 2017 Offering Warrant Exercise Price"). The August 2017 Offering Notes mature on the second (2nd) anniversary of their issuance dates.
Aggregate principal amount										$ 1,585,000
Offering discount percentage					15.00%							15.00%	15.00%
Current default principal amount												$ 71,500
July 2017 Convertible Offering [Member]
Convertible Note Payable (Textual)
Note accrues interest rate							8.50%
Maturity date							Apr. 18, 2018
Warrant term							5 years
Warrants issued							245,000
Proceeds from issuance of convertible notes							$ 445,000
Warrants issued to purchase shares							778,750
Warrants, exercise price							$ 0.20
Convertible redeemable debentures redemption, description			The Company redeemed the 8.5% Convertible Redeemable Debentures by paying the three accredited investors an aggregate $606,812 representing 117.5% of the principal along with interest. Pursuant to such redemption, the Debentures are no longer in full force and effect.				(i) the issuance and sale of 8.5% Convertible Redeemable Debentures, containing a ten percent (10%) original issuance discount, due April 18, 2018 (the "Debentures") and (ii) the issuance and sale of five-year Common Stock Purchase Warrants to purchase up to 778,750 shares of the Company's common stock, par value $0.001 per share.
Derivative liability													$ 332,942
August 2017 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Note accrues interest rate															15.00%
Debt discount													$ 472,675
Warrants issued													4,555,129
Interest amount of convertible notes													$ 40,146
Fair value derivative liability													440,157
Secured debt													$ 1,217,177
Convertible secured promissory note, description				The August Offering consisted of a maximum of $6,000,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price"). The Notes mature on the second (2nd) anniversary of their issuance dates.									The Company offered, through a placement agent, $6,000,000 of units of its securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Aggregate principal amount													$ 1,585,000
August 2017 Convertible Note Offering [Member] | Warrants [Member]
Convertible Note Payable (Textual)
Debt discount											$ 472,675		472,675
Debt issuance costs													$ 101,561
Warrants issued											7,925,000
August 2017 Convertible Note Offering [Member] | Three Investor [Member]
Convertible Note Payable (Textual)
Warrants issued													2,525,000
Warrants issued to purchase shares													7,925,000
August 2017 Convertible Note Offering One [Member]
Convertible Note Payable (Textual)
Unpaid interest											$ 409,287
Converted principal amount											2,830,764
First December 2017 Note [Member]
Convertible Note Payable (Textual)
Convertible note						$ 100,000
Note accrues interest rate						15.00%
Maturity date						Dec. 27, 2019
Conversion price per share						$ 0.20
Warrant term						5 years
Debt discount						$ 35,525
Warrants issued to purchase shares						500,000
Warrants, exercise price						$ 0.20
Unpaid interest											10,292
Converted principal amount											$ 100,000
February 2018 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Convertible note	$ 40,750
Note accrues interest rate	18.00%
Maturity date	Feb. 08, 2020
Conversion price per share	$ 0.20
Warrant term	5 years
Debt discount	$ 7,963
Warrants issued	81,500										1,453,375
Warrants, exercise price	$ 0.20
Interest amount of convertible notes											$ 40,675
Convertible redeemable debentures redemption, description											A maximum of $750,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "February 2018 Convertible Note" and together the "February 2018 Convertible Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("February 2018 Conversion Shares") at a conversion price of $0.20 per share (the "February 2018 Note Conversion Price"), and (b) a five-year warrant (each a "February 2018 Offering Warrant and together the "February 2018 Offering Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the February 2018 Convertible Notes can be converted into ("February 2018 Warrant Shares") at an exercise price of $0.20 per share ("February 2018 Warrant Exercise Price"). The February 2018 Offering Notes mature on the second (2nd) anniversary of their issuance dates. The February 2018 Offering Notes are secured by a second priority security interest in the Company's assets up to $1,000,000.
Conversion feature of debt instrument	$ 5,298										$ 37,350
Placement agent fees											$ 94,250
Convertible redeemable debentures, percentage											13.00%
Fair value derivative liability											$ 181,139
Secured debt											$ 250,000
Convertible secured promissory note, description											The Notes are secured by a second priority security interest in the Company's assets up to $1,000,000.
Aggregate principal amount											$ 725,000
Repayment of principal											$ 15,298
Conversion shares											362,500
Conversion shares fair value											$ 74,881
February 2018 Convertible Note Offering [Member] | Warrants [Member]
Convertible Note Payable (Textual)
Debt discount											$ 316,875
Warrants issued											3,625,000
February 2018 Convertible Note Offering [Member] | Three Investor [Member]
Convertible Note Payable (Textual)
Convertible note											$ 25,000
Interest amount of convertible notes											$ 2,219
January 2018 Note [Member]
Convertible Note Payable (Textual)
Convertible note		$ 68,761
Note accrues interest rate		15.00%
Maturity date		Jan. 12, 2020
Conversion price per share		$ 0.20
Warrant term		5 years
Warrants issued		343,806
Convertible redeemable debentures redemption, description		the Company issued a convertible note to a third-party lender totaling $68,761 to settle an outstanding vendor liability (the "January 2018 Note"). The January 2018 Note accrues interest at 15% per annum and matures with interest and principal both due on January 12, 2020. The conversions resulted in the issuance of 343,806 warrants with a fair value of $42,850. These were recorded as a loss on extinguishment of debt. The warrant entitles the holder to purchase the Company's common stock at a purchase price of $0.20 per share for a period of five years from the issue date. The January 2018 Note and accrued interest is convertible at a conversion price of $0.20 per share, subject to adjustment.
Fair value derivative liability		$ 42,850
March 2018 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Warrants issued											956,833
Interest amount of convertible notes											$ 767
Fair value derivative liability											84,087
Secured debt											$ 50,000
Convertible secured promissory note, description											A maximum of $900,000, with an over-allotment option of an additional $300,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 14% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a four-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price"). The Notes mature on the second (2nd) anniversary of their issuance dates.
Aggregate principal amount											$ 770,000
Unpaid interest											140,600
March 2018 Convertible Note Offering [Member] | Warrants [Member]
Convertible Note Payable (Textual)
Debt discount											$ 254,788
Warrants issued											4,806,833
The November 2016 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Note accrues interest rate											10.00%		10.00%
Maturity date											Nov. 01, 2017		Nov. 01, 2017
Conversion price per share											$ 0.30		$ 0.30
Convertible notes payable outstanding balance													$ 25,000	$ 400,000
Aggregate principal amount											25,000
Unpaid interest											4,417
Converted principal amount											$ 25,000
The November 2016 Convertible Note Offering [Member] | Warrants [Member]
Convertible Note Payable (Textual)
Warrants issued											10,481,016
The February 2018 Convertible Note Offering Four [Member]
Convertible Note Payable (Textual)
Unpaid interest											$ 86,544
Converted principal amount											940,675
The January 2018 Note One [Member]
Convertible Note Payable (Textual)
Unpaid interest											7,212
Converted principal amount											68,761
The March 2018 Convertible Note Offering Two [Member]
Convertible Note Payable (Textual)
Unpaid interest											51,293
Converted principal amount											$ 886,367